HIGHLIGHTS OF 2020 - Fund-Raising through Furnas (Details) R$ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2021 item	Jul. 31, 2021 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Fund-Raising through Furnas
Fund raised | R$			R$ 4,828,697	R$ 9,157,888	R$ 6,779,312
Number of power plants/hydroelectric complexes from Eletrobras controlled companies with the right to extend the grant | item	17
Number of total power plants/hydroelectric complexes | item	27
Furnas
Fund-Raising through Furnas
Fund raised | R$		R$ 1,600,000